Investment in Affiliates (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 10, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Rental property, net	$ 1,439,661		$ 1,217,897
Cash and cash equivalents	16,749		33,280	9,320	16,352
Total assets	1,739,752		1,396,682	1,071,173
Liabilities:
Mortgage loans	30,000	50,000	110,000
Total liabilities	1,023,280		762,500
Unconsolidated joint ventures [Member]
Assets:
Rental property, net	242,767		104,559
Cash and cash equivalents	4,009		1,706
Other assets	22,734		11,442
Total assets	269,510		117,707
Liabilities:
Mortgage loans	132,370		59,914
Other liabilities	7,207		4,316
Total liabilities	139,577		64,230
Net Assets	$ 129,933		$ 53,477